INCOME TAXES - Movement in deferred tax assets (liabilities) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES
Opening balance	$ (259,191)	$ (814,187)
Recognized in income tax recovery	(893,595)	(191,991)
Recognized in shareholders equity	1,207,758	459,660
Recognized in other comprehensive income	(493,948)	287,327
Closing balance	(438,976)	(259,191)
Tax loss carry forwards
INCOME TAXES
Opening balance	588,797	6,241,436
Recognized in income tax recovery	8,543,258	(5,652,639)
Closing balance	9,132,055	588,797
Financing costs
INCOME TAXES
Opening balance	70,806	303,471
Recognized in income tax recovery	(1,278,564)	(692,325)
Recognized in shareholders equity	1,207,758	459,660
Closing balance		70,806
Capital lease obligations
INCOME TAXES
Opening balance	106,765
Recognized in income tax recovery	(32,109)	106,765
Closing balance	74,656	106,765
Exploration and evaluation assets
INCOME TAXES
Opening balance	(786,151)	(7,142,964)
Recognized in income tax recovery	(8,408,824)	6,356,813
Closing balance	(9,194,975)	(786,151)
Marketable securities
INCOME TAXES
Opening balance	(174,328)	(302,767)
Recognized in income tax recovery	131,456	(158,888)
Recognized in other comprehensive income	(493,948)	287,327
Closing balance	(536,820)	(174,328)
Property and equipment
INCOME TAXES
Opening balance	(68,556)	86,637
Recognized in income tax recovery	54,162	(155,193)
Closing balance	(14,394)	(68,556)
Asset retirement obligations
INCOME TAXES
Opening balance	3,476
Recognized in income tax recovery	97,026	3,476
Closing balance	$ 100,502	$ 3,476